                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Capital Management, LLC
Address: 72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-5608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: General Counsel
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum               Stamford, Connecticut      November 14, 2008
------------------------------   ----------------------   ----------------------
          [Signature]                 [City, State]               [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-4043
Name S.A.C. Capital Advisors, LLC

Form 13F File Number: 28-10113
Name Sigma Capital Management, LLC

Form 13F File Number: 28-11740
Name CR Intrinsic Investors, LLC

Form 13F File Number: 28-11739
Name Canvas Capital Management, L.P.